Warranty Liability - Disclosure of warranty liability (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Warranty Liability [Abstract]
Opening balance	$ 2,565,429	$ 2,499,890
Warranty additions	364,710	714,956
Warranty disbursements	(409,847)	(649,092)
Foreign exchange translation	167	(325)
Total	2,520,459	2,565,429
Current portion	817,482	816,326
Long term portion	1,702,977	1,749,103
Total	$ 2,520,459	$ 2,565,429